Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule for number of units outstanding
The number of units outstanding was as follows:

	December 31,
	2012	2011	2010
	(in thousands)
Limited partner common units	4,639	4,561	5,363
Limited partner subordinated units	4,526	4,526	—
General partner units	185	185	109